Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2024
Earnings per share [abstract]
Schedule of Calculation of Earnings Per Share

The calculation of earnings per share is as follows:

	Year ended September 30,
	2024	2023	2022
Weighted number of outstanding shares	187,599,357	182,721,369	182,721,369
Number of shares with dilutive effects	—	—	—
Weighted number of outstanding shares (diluted and undiluted)	187,599,357	182,721,369	182,721,369

Profit attributable to ordinary shareholders	191,602	75,022	187,111
Basic	1.02	0.41	1.02
Diluted	1.02	0.41	1.02